SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

On April 8, 2015, the Company completed its IPO in NASDAQ by offering 4 million ADSs, representing 72 million ordinary shares, and received net proceeds of $35.2 million. On April 27, 2015, the Company issued an additional 220,000 ADSs, representing 3.96 million of ordinary shares to the underwriter for exercising the over-allotment option at price of $10 per ADS and received net proceeds of $2.1 million.

On September 19, 2014, the Company and Maodong agreed to convert all indebtedness owed to Maodong into ordinary shares at the IPO price subject to the completion of the IPO. As the IPO was completed in April 2015, the indebtedness owed to Maodong amounting to $69.4 million as of April 7, 2015 has been converted into ordinary shares at the IPO price of $10 per ADS. In addition, all of the issued and outstanding Series A-1, Series A-2, and Series B convertible redeemable preferred shares have been automatically converted into ordinary shares at the conversion rate of one for one immediately upon the completion of the offering.